INCOME TAX EXPENSE Narrative (Details) € in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 USD ($)
Disclosure of major components of tax expense (income) [Line Items]
Income tax expense (recovery)	$ 732	$ 102	$ 1,479		$ 380
Unadjusted effective income tax rate			25.00%	25.00%
Effective income tax rate			24.00%	24.00%
Tax effect of net currency translation differences on tax balances			$ (56)		47
Corporate alternative minimum tax rate			15.00%	15.00%
Consolidated revenue benchmark for OECD Pillar Two model | €				€ 750
Argentina, Tanzania, Saudi Arabia and United States [Domain]
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholdings taxes			$ 109		$ 50